DEBT - Covenants (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Consolidated total debt	$ 104.0
EBITDA	85.1
Fixed charges	36.6
Consolidated cash flows	$ 77.8
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Senior Debt Covenant, Maximum	3.00	3.5
Senior Debt Covenant, Position	1.22
Senior Notes
Disclosure of detailed information about borrowings [line items]
Incurrence Covenant, Maximum	2.25
Incurrence Covenant, Position	2.12